Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis of Presentation
2.1	BASIS OF PRESENTATION
Basis of preparation
The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.
In preparing the consolidated financial statements, the Company’s opening consolidated statement of financial position was prepared as at January 1, 2021, the Company’s date of transition from International Financial Reporting Standards (“IFRS”) to U.S. GAAP. There is no adjustment made by the Company in transitioning its IFRS consolidated financial statements to U.S. GAAP.
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, derivative financial assets and derivative financial liability which are measured at fair value.
Recent accounting pronouncements
The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, ASU 2019-04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. In November 2019, the FASB issued ASU 2019-10, which extends the effective date for the adoption of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11 to clarify its new credit impairment guidance in ASU 326. Accordingly, for public entities that are not smaller reporting entities, ASU 2016-13 and its amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company adopted this guidance on January 1, 2023 and the adoption of this ASU did not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for all entities for fiscal years and interim periods within those fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures were adopted on a retrospective basis and the new disclosures were adopted on a prospective basis.
The Company adopted this guidance on date of initial adoption and the adoption of this ASU did not have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, with early adoption permitted. The Company adopted this guidance on January 1, 2021 and the adoption of this ASU did not have a material impact on its consolidated financial statements.

2.2	SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended December 31, 2021, 2022 and 2023. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group has power over investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss and each item of other comprehensive income, if any, is attributed to the owners of the parent of the Group (including ordinary shareholders and holders of perpetual securities) and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions among members of the Group are eliminated in full on consolidation.
Non-controlling
interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.
Changes in the Group’s interests in existing subsidiaries
Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s relevant components of equity and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries, including re-attribution
of relevant reserves between the Group and the
non-controlling
interests according to the Group’s and the
non-controlling
interests’ proportionate interests.
Any difference between the amount by which the
non-controlling
interests are adjusted, and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Group loses control of a subsidiary, the assets and liabilities of that subsidiary and non-controlling
interests (if any) are derecognized. A gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the carrying amount of the assets (including goodwill), and liabilities of the subsidiary attributable to the owners of the Company. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.
Business combinations
A business is an integrated set of activities and assets which includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired processes are considered substantive if they are critical to the ability to continue producing outputs, including an organized workforce with the necessary skills, knowledge, or experience to perform the related processes or they significantly contribute to the ability to continue producing outputs and are considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
Acquisitions of businesses, other than business combination under common control are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

•	deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with relevant guidance;

•
liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with relevant guidance;

•	assets (or disposal groups) that are classified as held for sale are measured in accordance with that standard; and

•
lease liabilities are recognized and measured at the present value of the remaining lease payments as if the acquired leases were new leases at the acquisition date, except for leases for which the lease terms ends within 12 months of the acquisition date.
Right-of-use
assets are recognized and measured at the same amount as the relevant lease liabilities, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as of acquisition date. If, after re-assessment,
the net amount of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Non-controlling
interests that are present ownership interests and entitle their holders to a proportionate share of the relevant subsidiary’s net assets in the event of liquidation are initially measured at fair value.
Business combinations under common control
The Company accounts for the business combination with entities under common control using historical carrying values and under a prospective basis (referred to herein as predecessor accounting) which involves the Company accounting for the combination prospectively from the date on which it occurred. For predecessor accounting:

•	Assets and liabilities of the acquired entity are stated at carrying amounts. Fair value measurement is not required.

•	Income statement reflects the results of the combining parties.

•	No new goodwill arises in predecessor accounting.

•
Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in capital reserve within the unaudited interim condensed consolidated statements of changes in equity.

Investments in joint ventures
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The Group’s investment in joint ventures are stated in the consolidated statement of financial position at cost and the Group’s share of net assets under the equity method of accounting, less any impairment losses. The financial statements of joint ventures used for equity accounting purposes are prepared using uniform accounting policies as those of the Group for similar transactions and events in similar circumstances. Appropriate adjustments have been made to conform the joint venture’s accounting policies to those of the Group. The Group’s share of the post-acquisition results and other comprehensive income of joint ventures is included in the consolidated statement of profit or loss and other comprehensive income, respectively. Changes in net assets of joint venture other than profit or loss and other comprehensive income are not accounted for unless such changes resulted in changes in ownership interest held by the Group. When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture exceeds the Group’s interest in that joint venture, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.
On acquisition of the investment in a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.
Impairments of investments in joint ventures are recognized only if the impairment are other than temporary. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. A fair value of investments in joint ventures that is less than its carrying amount may indicate a loss in investments in joint ventures. An impairment loss of investments in joint ventures that is other than a temporary decline is recognized to profit or loss and such impairment loss cannot be reversed subsequently.
When a group entity transacts with a joint venture of the Group, profits and losses resulting from the transactions with the joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the joint venture that are not related to the Group.
Fair value measurement
The Group measures its derivative financial instruments, movie income right investments and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Impairment of
non-financial
assets
At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment, right-of-use
assets and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated, which is the sum of undiscounted cash flows that are expected to result from the use and eventual disposition of asset or asset group. The recoverable amount of property, plant and equipment, right-of-use
assets, and intangible assets with definite life are estimated recoverable amount of an asset group (i.e. the lowest level of identifiable cash flows that are largely independent of the net cash flows of other groups of assets). An impairment loss is recognized for a depreciable or amortizable asset (asset group) only if the carrying amount of the asset (asset group) exceeds its recoverable amount. If the asset is not recoverable, then an asset’s (asset group’s) impairment is calculated with reference to the fair value of that asset (asset group) in comparison to its carrying amount.
The Group performs an initial qualitative assessment before proceeding with the quantitative test on goodwill and indefinite life intangible asset. If the Group concludes, based on qualitative assessment, that it is not more likely than not that a reporting unit that goodwill allocated to or indefinite life intangible assets is impaired, then the Group is not required to perform a quantitative test for that reporting unit or indefinite life intangible assets.

Intangible assets with indefinite life are estimated individually. An impairment loss for an indefinite life intangible asset is recognized if the fair value of the asset is less than the asset’s carrying amount. Goodwill is allocated to those reporting units which are operating segments or one level below the operating segment level (component level), if it constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results of that segment. Goodwill is impaired if the carrying amount of the reporting unit to which it is allocated exceeds the fair value of the reporting unit. An impairment is the excess of the reporting unit’s carrying amount over its fair value.
Corporate assets are not allocated to asset groups in testing long-lived assets for impairment. An additional high-level of asset group is identified (which may be at the entity level), which is tested for impairment after the related lower-level assets groups have been tested.

An impairment loss is not reversed if the fair value of the impaired asset or asset group increase subsequently.
Related parties
A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.
Property, plant and equipment and depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Hotel property	Over the shorter of the useful life of 40 years and the remaining lease term

Furniture and fixtures	20%

Computer equipment	33 1 ⁄ 3%
Where parts of an item of property, plant and equipment have different useful lives, the
cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.
Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For contracts entered into or modified on or after the date of initial application or arising from business combinations, the Group assesses whether a contract is or contains a lease at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
Group as a lessee
Allocation of consideration to components to a lease
For a contract that contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
Non-lease
components are separated from lease component and are accounted for by applying other applicable standards.

(a)	Right-of-use assets
For both finance and operating leases, the right-of-use asset (“ROU”) is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
For finance leases, the ROU asset is subsequently amortized on a straight-line basis, over the shorter of the lease term or the useful life of the ROU asset.
For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received.
The Group presents
right-of-use
assets in “property, plant and equipment”, the same line item within which the corresponding underlying assets would be presented if they were owned.

(b)	Lease liabilities
Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term.
The lease payments include fixed payments (including
in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.
The lease term is determined as the
non-cancellable
period of a lease, together with periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification including a change in the lease term and a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.
Intangible assets (other than goodwill)
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses being their fair value at the date of the revaluation less subsequent accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Financial instruments - Investments and other financial assets

The Group’s financial assets are classified into financial assets at fair value through profit or loss and loans and receivables. The classification depends on nature and purpose of financial assets and is determined at the time of initial recognition.
Financial assets at fair value through profit or loss
Equity investments are generally measured at fair value with changes in fair value recognized through profit or loss.
Loans and receivables
Loans and receivables are classified as either held-for-sale or held-for-investment. When the Group holds an originated or purchased loans or receivables for which it has the intent and ability to hold for the foreseeable future or to maturity or payoff, the loans or receivables should be classified as held-for-investment. Loans and receivables held-for-investment are measured at their amortized cost. If the Group intends to sell loans or receivables, the loans or receivables should be classified as held for sale. Loans and receivables classified as loans held for sale are measured at the lower of cost or fair value, or carried at fair value if the fair value option is elected.
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.
Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of profit or loss when the asset is derecognized, modified or impaired.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in profit or loss.
This category includes derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends income which is derived from Group’s ordinary course of business is recognized as revenue in the consolidated statements of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Derecognition of financial assets
Financial assets are derecognized when the Group surrenders control over those assets. The Group has surrendered control over transferred assets only if all the following conditions are met.

•	Legal control: The transferred assets is isolated from the Group, i.e. put legally beyond the reach of the Group.

•
Actual control: (i) the transferee has the right to pledge or exchange the assets (or beneficial interests) that it received; and (ii) no condition both (a) constrains the transferee from taking advantage of its right to pledge or exchange and (b) provides more than a trivial benefit to the Group.

•	Effective control: The Group does not maintain effective control over the transferred financial assets or third party beneficial interests related to those transferred assets.
In derecognizing a transferred financial assets, a gain or loss is recognized based on the difference between the carrying amount of the financial assets of the carrying amount and the sum of the proceeds received for the asset or the participating interest derecognized.
Impairment of financial assets
The Group utilizes the expected credit losses (“ECL”) model to determine an allowance that reflects its best estimate of the expected credit losses on accounts receivable, prepayments, deposits and other receivables which is recorded as a liability to offset the receivables. The ECL model is prepared after considering historical experience, current conditions, and reasonable and supportable economic forecasts to estimate expected credit losses. Accounts receivable, prepayments, deposits and other receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense.

The Group uses simplified flow rate matrix approach to estimate expected credit losses for the accounts receivable. The allowance for credit loss is estimated for accounts receivable that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The approach considers factors including historical aging schedule and forward-looking macroeconomic conditions.
The allowance for expected credit loss is disclosed accordingly in the relevant notes.
General approach
The ECL model is based on a single measurement approach of full lifetime ECL throughout the life of an instrument.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

a)	significant financial difficulty of the issuer or the borrower;

b)	a breach of contract, such as a default or past due event;

c)
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or

e)	the disappearance of an active market for that financial asset because of financial difficulties.
Write-off
policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off
constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.
Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.
ECL for trade receivables from contract with customers are considered on a collective basis taking into consideration past due information and relevant credit information such as forward looking macroeconomic information.
For collective assessment, the Group takes into consideration the following characteristics when formulating the grouping:

•	Past-due status;

•	Nature, size and industry of debtors; and

•	External credit ratings where available.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount, with the exception of trade receivables from contracts with customers where the corresponding adjustment is recognized through a loss allowance account.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or at fair value through profit or loss (warrants and derivative financial instruments), as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of financial liabilities at amortized cost, net of directly attributable transaction costs. Transaction costs directly attributable to the acquisition of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
The Group’s financial liabilities include accounts payable, bank borrowings, financial liabilities included in other payables and accruals, derivative financial liability and convertible bond.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at amortized cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.
Derivative financial liability and convertible bonds
If the conversion option of convertible bond exhibits characteristics of an embedded derivative (when the conversion option that will be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments is a conversion option derivative), it is separated from its liability component. On initial recognition, the derivative component of the convertible bond is measured at fair value and presented separately as derivative financial instruments. Transaction costs are apportioned between the liability and derivative components of the convertible bond based on the allocation of proceeds to the liability and derivative components when the instruments are initially recognized. The portion of the transaction costs relating to the liability component is recognized initially as part of the liability. The portion relating to the derivative component is recognized immediately in the statement of profit or loss.
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged or canceled, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.
Derivative financial instruments
Derivative financial asset is initially recognized at fair value on the date on which a derivative contract is entered into and is subsequently remeasured at fair value. Derivative financial instruments are carried as an asset when the fair value is positive and as a liability when the fair value is negative. Any gain or loss arising from changes in fair value of the derivative financial instruments is taken directly to profit or loss.
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
Perpetual instruments, which include no contractual obligation for the Group to deliver cash or other financial assets or the Group has the sole discretion to defer payment of distribution and redemption of principal amount indefinitely are classified as equity instruments.
Repurchase of the Company’s own equity instruments is recognized and deducted directly
in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancelation of the Company’s own equity instruments.
Provisions
A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Revenue recognition
Revenue from contracts with customers
Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Capital market solutions
Capital market solutions service income is composed of underwriting commission, brokerage and handling fee and financial advisory fee and asset management fee. Underwriting commission earned from underwriting equity and debt securities is recognized at the point in time when the Group’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction if there is no uncertainty or contingency related to the amount to be paid. The normal credit term is 60 to 120 days upon the completion of performance.
The Group considers that all the services promised in a particular contract of being a financial advisor are interdependent and interrelated and should be therefore accounted for as a single performance obligation. As it is unlikely that a customer can obtain benefit before the Group completes all its services from the completion of the underlying transaction and since the contracts do not provide the Group an enforceable right to payment performance completed up to date, the financial advisory fees are recognized at a point in time upon underlying transactions are completed.
Asset management fee primarily includes fees associated with asset management, performance-based incentive fee, brokerage and handling fee. The management fee and the performance-based incentive fee are earned for the provision of asset management services, being provided continuously over the contract period. Asset management fees consist of management and performance fees that are fixed or variable. Variable consideration is determined based on underlying assets under management, i.e. AUM, of a customer’s account at a specified period end. Management fee is recognized when services are performed. Fixed consideration is recognized over the schedule period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Company. Performance-based incentive fee is recognized when the performance target is met and the revenue is not probable of a significant reversal. For asset management services, when a single contract contains both asset management services and brokerage services, the stand-alone selling prices of each of the distinct services underlying the performance obligations (i.e. management fee and performance-based incentive fee for asset management service and brokerage and handling fee for transaction processing service) are stated separately in the contract. These are the observable prices of services when the Company sells each of them separately.
Brokerage and handling fee is recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
Digital solutions and other service income

(i)	Insurance brokerage services
The Group earns commission income by facilitating the arrangement between insurance company partners and individuals/businesses. The service promised to the customer is placement of an effective insurance or reinsurance policy. Commission revenue is usually a percentage of the premium paid by the insured and generally depends upon the type of insurance or reinsurance policy and the insurance company partner. Revenue is recognized at a point in time upon execution and effectiveness of insurance contracts. The Group allows a credit period up to 15 days to its customers.

Revenue recognition (continued)
Digital solutions and other service income (continued)
(ii)	Digital solutions services
The Group provides its corporate clients exclusive access to the membership program for a fixed membership fee negotiated on case by case basis and agreed upon entering the contract with each customer based on the level of annual fee under the digital solutions and other services segment, which provides its members networking opportunities with prestigious corporate members, prominent business executives and partners. Contract terms of contracts entered during the period generally ranged from 1 to 3 years. Revenue from such service is recognized over time as the customers simultaneously receive and consume the service provided by the Group. The Group may allow a credit period ranging from 0 to 90 days to its customers for the demand note issued in accordance with the payment schedules. When the Group receives an upfront payment, this will give rise to contract liabilities at the time of the initial sales transaction for which revenue is recognized over the membership service period.
Fashion, arts and luxury media advertising and marketing services
Fashion, arts and luxury media advertising and marketing services income is composed of fashion, arts and luxury magazines and advertising service income and fashion, arts and luxury media licensing and marketing services income. The Group distributes of fashion, arts and luxury publications. The Group also provides advertising services on fashion, arts and luxury magazines to the customers. Revenue is recognized at a point in time when control of the goods has transferred to the customers or upon the edition in which the advertisement is displayed. The Group also provides fashion, arts and luxury media licensing and marketing services to its customers on its multimedia channels. The Group recognizes revenues of such services over time based on the contract term. The Group allows a credit period up to 90 days to its customers.
Hotel operations, hospitality and VIP services
The Group provides accommodations and other ancillary services to hotel guests. Revenue of hotel operations, hospitality and VIP services are recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation, as the hotel guest simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs.
A contract liability represents the Group’s obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.
Revenue from other sources
Fair value changes on financial assets at fair value through profit or loss and derivative financial assets are recognized in the period in which they arise. Gain/loss recognized during the current period is recognized as gain/loss related to disposed investments, whereas gain/loss recognized for those financial assets at fair value through profit or loss and derivative financial assets held at the end of the reporting period is recognized as net fair value changes on financial assets at fair value through profit or loss and net fair value changes on derivative financial assets.
Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Contract liabilities
A contract liability is recognized when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
For certain customers, the Company requires upfront payment and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognized as revenue based on the time elapsed for the service period.
Government grant
Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under other income.
Employee benefits
Retirement benefit cost
The Group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees. Contributions are made based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the Group in an independently administered fund. The Group’s employer contributions vest fully with the employees when contributed into the MPF Scheme.
Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense.
A liability is recognized for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.
Foreign currencies
These financial statements are presented in US$. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary
item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).
In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary
asset or
non-monetary
liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in an exchange reserve (attributed to non-controlling
interests as appropriate).
On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in a foreign exchange translation reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
In addition, in relation to a partial disposal of a subsidiary that includes a foreign operation that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed
to
non-controlling
interests and are not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences is reclassified to profit or loss.